LONG-TERM INVESTMENTS - Schedule of equity investments without readily determinable fair values - Parenthetical (Details) $ in Thousands, $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 30, 2019 CNY (¥)	Jan. 31, 2016
LONG-TERM INVESTMENTS, NET
Impairment loss on cost method investments		$ 47,336		$ 48,732
Outstanding amount of supplementary agreement | ¥								¥ 380
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng")
LONG-TERM INVESTMENTS, NET
Ownership percentage		13.00%	13.00%	13.00%	13.00%				13.30%
Impairment loss on cost method investments			$ 529	$ (545)	$ 545
AM Advertising
LONG-TERM INVESTMENTS, NET
Ownership percentage		20.00%	20.00%	20.00%	20.00%
Impairment loss on cost method investments		$ 46,807		$ 48,187
AM Advertising with Foreign Currency Translation Adjustment
LONG-TERM INVESTMENTS, NET
Ownership percentage	20.32%
Impairment loss on cost method investments	$ 50,159
Accumulated impairment loss on investments						$ 50,932	$ 47,736